PRODUCTION COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Film production cost
Beginning balance for completed films	$ 34,711,616	$ 28,825,639
Additions	20,607,985	49,918,921
Amortization	(27,474,082)	(41,774,480)	(37,116,065)
Impairment losses	(2,149,156)	(2,280,198)
Exchange differences	229,122	21,734
Subtotal for completed films	25,925,485	34,711,616	28,825,639
Beginning balance for films in production and not released	55,633,793	41,019,183
Additions	79,697,631	64,466,725
Transfers to completed films	(20,607,985)	(49,918,921)
Exchange differences	1,596,670	66,806
Subtotal for films in production and not released	116,320,109	55,633,793	41,019,183
Ending balance	142,245,594	90,345,409
Additional amortization expenses incurred	1,555,077
Reductions in net income due to additional amortization expense incurred	1,540,932
Reductions in net income per ordinary share basic	$ 0.05
Reductions in net income per ordinary share diluted	$ 0.05
Production costs that are expected to be amortized during the next twelve months	$ 13,660,190
Expected amortized costs within three years (as a percent)	80.00%
Period over which film costs are amortized	3 years